Other Current and Long-term Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Other current liabilities
Fair value of swaps	$ 109,431,000	$ 130,100,000
Other current liabilities	5,267,000	365,000
Total	114,698,000	130,465,000
Deferred fees accrued pursuant to the Bank Agreement included in other current liabilities	4,900,000
Other long-term liabilities
Fair value of swaps	59,077,000	176,948,000
Other long-term liabilities	9,103,000	10,315,000
Total	68,180,000	187,263,000
Deferred fee accrued pursuant to the Bank Agreement		$ 4,800,000